Fair Value (Details) - Schedule of financial assets and liabilities measured at fair value - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
December 31, 2020
Warrants	$ 145,673	$ 101,325	$ 3,531
Level 1 [Member]
December 31, 2020
Warrants
Level 2 [Member]
December 31, 2020
Warrants
Level 3 [Member]
December 31, 2020
Warrants	$ 145,673	$ 101,325	$ 3,531